Document and Entity Information	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2024
Entity File Number	001-40900
Entity Registrant Name	ROSE HILL ACQUISITION CORPORATION
Entity Central Index Key	0001870129
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	981 Davis Drive NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30327
City Area Code	607
Local Phone Number	279 2371
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false